Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	$ 12,945	$ 21,709
Accrued salaries, bonuses, vacation pay and related taxes	3,123	3,599
Provision for indirect taxes	2,253	2,242
Accrued professional services	713	1,407
VAT payable	75	283
Indirect taxes payables	434	163
Other payables and advances received	669	900
Total	20,212	30,303
Cubic Games Studio Ltd
Trade and other payables
Indirect taxes payables	277	284
Nexters Global Ltd
Trade and other payables
Indirect taxes payables	$ 2,410	$ 2,121